Income Taxes (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Federal net operating loss carryforwards	$ 149
Net tax benefit generated from reduction in interest accrued		7
Accrued interest for uncertain tax positions	63
Accrued interest		44
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	128
Unrecognized tax benefits	118
Interest expense and penalties	$ 15
Federal
Net operating loss carryforwards, expiration dates	2011 through 2030
State
Net operating loss carryforwards, expiration dates	2011 through 2029